UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 3/31/2014

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.86%

ASSET-BACKED SECURITY 0.03%

Other

NorthStar Real Estate CDO VIII Ltd. 2006-8A A2† (cost $2,298,493)	0.515	%#	2/1/2041	$2,700	$2,325,375

				Shares (000)
COMMON STOCKS 4.17%

Agency/Government Related 0.03%

Fannie Mae*				750	2,925,000

Airlines 0.14%

United Continental Holdings, Inc.*				275	12,273,250

Auto Parts & Equipment 0.08%

Cooper-Standard Holdings, Inc.*				96	6,800,910

Banking 0.22%

Fifth Third Bancorp				350	8,032,500
Huntington Bancshares, Inc.				500	4,985,000
Regions Financial Corp.				600	6,666,000
Total					19,683,500

Chemicals 0.30%

Axiall Corp.				100	4,492,000
Monsanto Co.				200	22,754,000
Total					27,246,000

Computer Hardware 0.09%

Apple, Inc.				15	8,051,100

Consumer/Commercial/Lease Financing 0.07%

General Electric Co.				250	6,472,500

ConsumerProducts 0.15%

Estee Lauder Cos., Inc. (The) Class A				200	13,376,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Shares (000)	Fair Value
Diversified Capital Goods 0.16%

Emerson Electric Co.	200	$13,360,000
Mueller Water Products, Inc. Class A	85	807,500
Total		14,167,500

Energy: Exploration & Production 0.51%

Antero Resources Corp.*	57	3,568,200
Chesapeake Energy Corp.	100	2,562,000
Diamondback Energy, Inc.*	100	6,731,000
Kodiak Oil & Gas Corp.*	500	6,070,000
Whiting Petroleum Corp.*	390	27,062,100
Total		45,993,300

Food: Wholesale 0.07%

Boulder Brands, Inc.*	375	6,607,500

Health Services 0.11%

Team Health Holdings, Inc.*	220	9,845,000

Investments & Miscellaneous Financial Services 0.13%

Affiliated Managers Group, Inc.	180	12,028,471

Life Insurance 0.12%

MetLife, Inc.	200	10,560,000

Machinery 0.18%

Chart Industries, Inc.*	120	9,546,000
Generac Holdings, Inc.	110	6,486,700
Total		16,032,700

Media: Diversified 0.05%

Twenty-First Century Fox, Inc. Class A	150	4,795,500

Metals/Mining (Excluding Steel) 0.14%

Precision Castparts Corp.	50	12,638,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Shares (000)	Fair Value
Multi-Line Insurance 0.05%

Hartford Financial Services Group, Inc. (The)	140	$4,937,800

Oil Field Equipment & Services 0.05%

Dresser-Rand Group, Inc.*	80	4,672,800

Pharmaceuticals 0.55%

BioMarin Pharmaceutical, Inc.*	200	13,642,000
Bristol-Myers Squibb Co.	420	21,819,000
Teva Pharmaceutical Industries Ltd. ADR	135	7,133,400
Vertex Pharmaceuticals, Inc.*	100	7,072,000
Total		49,666,400

Software/Services 0.47%

Alliance Data Systems Corp.*	50	13,622,500
EMC Corp.	154	4,228,897
Fortinet, Inc.*	420	9,252,600
Informatica Corp.*	300	11,334,000
Twitter, Inc.*	75	3,500,250
Total		41,938,247

Specialty Retail 0.09%

Home Depot, Inc. (The)	100	7,913,000

Support: Services 0.03%

LifeLock, Inc.*	160	2,737,600

Telecommunications Equipment 0.29%

Aruba Networks, Inc.*	550	10,312,500
Palo Alto Networks, Inc.*	235	16,121,000
Total		26,433,500

Telecommunications: Wireless 0.09%

QUALCOMM, Inc.	100	7,886,000
Total Common Stocks (cost $321,945,387)		375,681,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
CONVERTIBLE BONDS 8.39%

Apparel/Textiles 0.17%

Iconix Brand Group, Inc.	1.50%	3/15/2018		$11,500	$15,747,813

Auto Loans 0.28%

Volkswagen International Finance NV (Netherlands)†(a)	5.50%	11/9/2015	EUR	15,700	25,408,783

Auto Parts & Equipment 0.08%

Meritor, Inc. (Zero Coupon after 2/15/2019)~	4.00%	2/15/2027		$7,000	7,385,000

Automakers 0.28%

Ford Motor Co.	4.25%	11/15/2016		6,250	11,347,656
Tesla Motors, Inc.	1.25%	3/1/2021		15,650	14,241,500
Total					25,589,156

Building Materials 0.04%

RPM International, Inc.	2.25%	12/15/2020		3,000	3,491,250

Computer Hardware 0.34%

Micron Technology, Inc.	2.375%	5/1/2032		7,500	18,885,937
SanDisk Corp.†	0.50%	10/15/2020		10,675	11,809,219
Total					30,695,156

ConsumerProducts 0.13%

Jarden Corp.†	1.125%	3/15/2034		11,800	11,777,875

Electric: Generation 0.11%

NRG Yield, Inc.†	3.50%	2/1/2019		9,450	9,715,781

Electronics 0.40%

Intel Corp.	2.95%	12/15/2035		6,200	7,312,125
Intel Corp.	3.25%	8/1/2039		7,000	9,800,035
Novellus Systems, Inc.	2.625%	5/15/2041		8,500	14,550,937
ON Semiconductor Corp.	2.625%	12/15/2026		3,500	4,287,500
Total					35,950,597

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production 0.26%

Energy XXI Bermuda Ltd.†	3.00%	12/15/2018	$23,500	$23,059,375

Health Services 0.67%

Brookdale Senior Living, Inc.	2.75%	6/15/2018	20,000	27,312,500
Cepheid, Inc.†	1.25%	2/1/2021	12,000	12,975,000
Illumina, Inc.†	0.25%	3/15/2016	7,500	13,645,350
Incyte Corp. Ltd.†	1.25%	11/15/2020	5,000	6,431,250
Total				60,364,100

Hotels 0.35%

Host Hotels & Resorts LP†	2.50%	10/15/2029	20,000	31,312,500

Integrated Energy 0.17%

JinkoSolar Holding Co., Ltd. (China)†(b)	4.00%	2/1/2019	10,000	9,075,000
SunPower Corp.†	0.75%	6/1/2018	1,000	1,413,125
SunPower Corp.	4.50%	3/15/2015	3,000	4,561,875
Total				15,050,000

Machinery 0.29%

Altra Industrial Motion Corp.	2.75%	3/1/2031	8,250	11,771,719
Chart Industries, Inc.	2.00%	8/1/2018	10,500	14,142,187
Total				25,913,906

Managed Care 0.12%

WellPoint, Inc.	2.75%	10/15/2042	7,500	11,001,563

Media: Diversified 0.07%

Liberty Media Corp.†	1.375%	10/15/2023	7,115	6,692,547

Medical Products 0.13%

Fluidigm Corp.	2.75%	2/1/2034	10,000	11,431,250

Metals/Mining (Excluding Steel) 0.05%

Stillwater Mining Co.	1.75%	10/15/2032	3,500	4,580,625

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Monoline Insurance 0.10%

MGIC Investment Corp.	2.00%	4/1/2020	$6,500	$9,177,188

Oil Field Equipment & Services 0.21%

Hornbeck Offshore Services, Inc.	1.50%	9/1/2019	16,500	18,820,312

Pharmaceuticals 1.26%

BioMarin Pharmaceutical, Inc.	0.75%	10/15/2018	1,000	1,100,625
Cubist Pharmaceuticals, Inc.†	1.875%	9/1/2020	15,000	18,131,250
Gilead Sciences, Inc.	1.625%	5/1/2016	12,750	39,684,439
Medivation, Inc.	2.625%	4/1/2017	16,500	23,605,313
Mylan, Inc.	3.75%	9/15/2015	8,500	31,285,312
Total				113,806,939

Railroads 0.16%

Trinity Industries, Inc.	3.875%	6/1/2036	9,000	14,343,750

Semiconductors 0.04%

Micron Technology, Inc.	3.00%	11/15/2043	3,500	3,852,188

Software/Services 1.91%

Concur Technologies, Inc.†	0.50%	6/15/2018	11,500	13,483,750
Electronic Arts, Inc.	0.75%	7/15/2016	3,800	4,434,125
HomeAway, Inc.†	0.125%	4/1/2019	3,950	4,024,063
Medidata Solutions, Inc.†	1.00%	8/1/2018	8,640	10,578,600
NetSuite, Inc.†	0.25%	6/1/2018	15,000	16,143,750
Nuance Communications, Inc.	2.75%	11/1/2031	3,000	3,020,625
Proofpoint, Inc.†	1.25%	12/15/2018	14,000	16,485,000
Salesforce.com, Inc.	0.75%	1/15/2015	8,300	22,088,375
SINA Corp. (China)†(b)	1.00%	12/1/2018	13,050	12,470,906
Trulia, Inc.†	2.75%	12/15/2020	6,245	7,084,172
Web.com Group, Inc.	1.00%	8/15/2018	8,375	9,898,203
Workday, Inc.†	0.75%	7/15/2018	7,000	8,981,875
Xilinx, Inc.	2.625%	6/15/2017	15,500	29,140,000
Yahoo!, Inc.†	Zero Coupon	12/1/2018	14,000	14,297,500
Total				172,130,944

Steel Producers/Products 0.10%

U.S. Steel Corp.	2.75%	4/1/2019	7,000	9,104,375

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services 0.32%

priceline.com, Inc.	1.00%	3/15/2018	$14,000	$19,888,750
priceline.com, Inc.	1.25%	3/15/2015	2,358	9,235,937
Total				29,124,687

Telecommunications Equipment 0.30%

Ciena Corp.†	3.75%	10/15/2018	5,000	7,021,875
Ciena Corp.	4.00%	12/15/2020	2,550	3,621,000
Nortel Networks Corp. (Canada)(b)(c)	2.125%	4/15/2014	15,800	16,244,375
Total				26,887,250

Telecommunications: Wireless 0.05%

Clearwire Communications LLC/Clearwire Finance, Inc.†	8.25%	12/1/2040	3,500	4,073,125
Total Convertible Bonds (cost $639,145,779)				756,488,035

	Dividend Rate		Shares (000)
CONVERTIBLE PREFERRED STOCKS 2.71%

Aerospace/Defense 0.32%

United Technologies Corp.	7.50%		435	28,957,950

Banking 0.49%

Bank of America Corp.	7.25%		18	20,452,754
Wells Fargo & Co.	7.50%		20	23,460,000
Total				43,912,754

Electric: Integrated 0.54%

Dominion Resources, Inc.	6.00%		200	11,554,000
NextEra Energy, Inc.	5.889%		300	18,399,000
PPL Corp.	8.75%		335	18,324,500
Total				48,277,500

Energy: Exploration & Production 0.03%

Chesapeake Energy Corp.†	5.75%		3	2,807,812

Food: Wholesale 0.12%

Bunge Ltd.	4.875%		105	11,103,750

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Dividend Rate	Maturity Date	Shares (000)	Fair Value
Forestry/Paper 0.17%

Weyerhaeuser Co.	6.375%		285	$15,561,000

Investments & Miscellaneous Financial Services 0.21%

AMG Capital Trust II	5.15%		300	19,293,750

Life Insurance 0.14%

MetLife, Inc.	5.00%		400	12,320,000

Metals/Mining (Excluding Steel) 0.05%

Cliffs Natural Resources, Inc.	7.00%		200	4,146,000

Railroads 0.17%

Genesee & Wyoming, Inc.	5.00%		120	15,372,000

Real Estate Investment Trusts 0.25%

Alexandria Real Estate Equities, Inc.	7.00%		120	3,224,400
Health Care REIT, Inc.	6.50%		350	19,435,500
Total				22,659,900

Steel Producers/Products 0.08%

ArcelorMittal (Luxembourg)(b)	6.00%		280	6,714,400

Telecommunications: Integrated/Services 0.02%

Intelsat SA (Luxembourg)(b)	5.75%		40	2,146,000

Telecommunications: Wireless 0.12%

Crown Castle International Corp.	4.50%		110	11,152,900
Total Convertible Preferred Stocks (cost $223,081,388)				244,425,716

	Interest Rate		Principal Amount (000)
FLOATING RATE LOANS(d) 1.61%

Chemicals 0.05%

OXEA Finance & Cy S.C.A. 2nd Lien Term Loan	8.25%	7/15/2020	$4,000	4,098,740

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers 0.18%

Albertson’s LLC Term Loan B2	4.75%	3/21/2019	$7,196	$7,254,181
Rite Aid Corp. 2nd Lien Tranche 1 Term Loan	5.75%	8/21/2020	8,700	8,912,106
Total				16,166,287

Food: Wholesale 0.07%

New HB Acquisition LLC Term Loan B	6.75%	4/9/2020	6,450	6,716,062

Health Facilities 0.15%

Ardent Medical Services, Inc. 2nd Lien Term Loan	11.00%	1/2/2019	3,400	3,434,000
CHG Healthcare Services, Inc. 1st Lien Term Loan	4.25%	11/19/2019	9,839	9,872,541
Total				13,306,541

Machinery 0.11%

Generac Power Systems, Inc. Term Loan B	3.50%	5/31/2020	9,975	9,998,628

Media: Broadcast 0.14%

Clear Channel Communications, Inc. Tranche B Term Loan	3.80%	1/29/2016	12,564	12,435,111

Media: Cable 0.09%

Virgin Media Investment Holdings Ltd. Facility Term Loan B (United Kingdom)(b)	3.50%	6/8/2020	8,500	8,488,992

Media: Services 0.11%

Affinion Group, Inc. Tranche B Term Loan	6.75%	10/10/2016	9,974	9,847,949

Oil Field Equipment & Services 0.19%

Fieldwood Energy LLC 2nd Lien Closing Date Loan	8.375%	9/30/2020	16,750	17,488,089

Software/Services 0.25%

Mitchell International, Inc. 2nd Lien Term Loan	8.50%	10/11/2021	4,000	4,102,500
SRA International, Inc. Term Loan	6.50%	7/20/2018	13,248	13,314,660
Syniverse Holdings, Inc. Term Loan	4.00%	4/23/2019	4,799	4,806,114
Total				22,223,274

Specialty Retail 0.09%

BJ’s Wholesale Club, Inc. 2nd Lien 2013 (November) Loan	8.50%	3/26/2020	8,150	8,365,975

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Support: Services 0.18%

Allied Security Holdings LLC 2nd Lien Term Loan	8.00%	8/13/2021			$8,069	$8,122,614
Asurion LLC 2nd Lien Term Loan	8.50%	3/3/2021			7,040	8,274,644
Total						16,397,258
Total Floating Rate Loans (cost $141,761,280)						145,532,906

FOREIGN BONDS(a) 0.45%

Luxembourg 0.09%

Matterhorn Mobile SA†	6.75%	5/15/2019		CHF	6,900	8,449,056

Netherlands 0.09%

Goodyear Dunlop Tires Europe BV†	6.75%	4/15/2019		EUR	5,200	7,736,880

United Kingdom 0.27%

Old Mutual plc	6.376%	—	(e)	GBP	5,258	8,621,239
R&R Ice Cream plc†	8.375%	11/15/2017		EUR	10,400	15,330,484
Total						23,951,723
Total Foreign Bonds (cost $37,054,100)						40,137,659

FOREIGN GOVERNMENT OBLIGATIONS 0.27%

Bahamas 0.06%

Commonwealth of the Bahamas†	5.75%	1/16/2024			$5,200	5,246,800

Bermuda 0.10%

Government of Bermuda†	4.138%	1/3/2023			9,450	9,317,700

Canada 0.11%

Canadian Government(a)	2.75%	9/1/2016		CAD	10,000	9,394,573
Total Foreign Government Obligations (cost $25,127,428)						23,959,073

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGHS 0.94%

Federal National Mortgage Assoc.	3.50%	7/1/2043			$58,275	58,778,813
Federal National Mortgage Assoc.(f)	4.00%	TBA			25,000	25,992,187
Total Government Sponsored Enterprises Pass-Throughs (cost $85,583,497)						84,771,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
HIGH YIELD CORPORATE BONDS 78.50%

Aerospace/Defense 1.94%

Alliant Techsystems, Inc.†	5.25%	10/1/2021	$5,900	$6,091,750
B/E Aerospace, Inc.	5.25%	4/1/2022	45,000	46,518,750
Bombardier, Inc. (Canada)†(b)	6.125%	1/15/2023	7,500	7,612,500
CPI International, Inc.	8.00%	2/15/2018	15,500	16,081,250
Esterline Technologies Corp.	7.00%	8/1/2020	9,100	9,896,250
GenCorp, Inc.	7.125%	3/15/2021	15,000	16,331,250
Huntington Ingalls Industries, Inc.	7.125%	3/15/2021	15,000	16,631,250
ManTech International Corp.	7.25%	4/15/2018	12,700	13,180,060
Spirit AeroSystems, Inc.	6.75%	12/15/2020	21,300	22,950,750
SRA International, Inc.	11.00%	10/1/2019	7,475	7,904,812
Triumph Group, Inc.	4.875%	4/1/2021	11,700	11,583,000
Total				174,781,622

Airlines 0.19%

United Airlines, Inc.	6.636%	7/2/2022	8,099	8,949,461
United Continental Holdings, Inc.	6.00%	7/15/2028	8,500	7,841,250
Total				16,790,711

Apparel/Textiles 0.61%

Hanesbrands, Inc.	6.375%	12/15/2020	7,500	8,231,250
Levi Strauss & Co.	6.875%	5/1/2022	5,000	5,512,500
Levi Strauss & Co.	7.625%	5/15/2020	8,675	9,466,594
Perry Ellis International, Inc.	7.875%	4/1/2019	10,100	10,630,250
PVH Corp.	4.50%	12/15/2022	3,300	3,275,250
SIWF Merger Sub, Inc.†	6.25%	6/1/2021	5,500	5,733,750
William Carter Co. (The)†	5.25%	8/15/2021	8,000	8,270,000
Wolverine World Wide, Inc.	6.125%	10/15/2020	3,900	4,231,500
Total				55,351,094

Auto Loans 0.04%

General Motors Financial Co., Inc.	4.25%	5/15/2023	3,900	3,861,000

Auto Parts & Equipment 1.36%

Accuride Corp.	9.50%	8/1/2018	5,000	5,150,000
Dana Holding Corp.	5.375%	9/15/2021	31,700	33,126,500
Delphi Corp.	5.00%	2/15/2023	9,330	9,913,125
International Automotive Components Group SA (Luxembourg)†(b)	9.125%	6/1/2018	14,500	15,406,250
Lear Corp.	5.375%	3/15/2024	11,800	12,065,500

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment (continued)

LKQ Corp.†	4.75%	5/15/2023		$9,950	$9,452,500
Stanadyne Corp.	10.00%	8/15/2014		8,000	7,990,000
Stanadyne Holdings, Inc.	12.00%	2/15/2015		17,000	12,962,500
Stoneridge, Inc.†	9.50%	10/15/2017		7,250	7,857,187
Tenneco, Inc.	6.875%	12/15/2020		7,500	8,268,750
Total					122,192,312

Automakers 0.58%

Chrysler Group LLC/CG Co-Issuer, Inc.†	8.25%	6/15/2021		23,000	26,133,750
General Motors Co.(c)	8.375%	—	(e)	15,000	1,500
Jaguar Land Rover Automotive plc (United Kingdom)†(b)	5.625%	2/1/2023		10,000	10,462,500
Oshkosh Corp.†	5.375%	3/1/2022		9,225	9,432,563
Oshkosh Corp.	8.50%	3/1/2020		6,000	6,615,000
Total					52,645,313

Banking 2.05%

Astoria Depositor Corp.†	5.744%	5/1/2016		6,059	6,422,757
Bank of America Corp.(g)	4.00%	4/1/2024		10,400	10,408,996
Bank of America Corp.	8.00%	—	(e)	15,000	17,070,240
HBOS plc (United Kingdom)†(b)	6.75%	5/21/2018		8,000	9,080,088
JPMorgan Chase & Co.	6.30%	4/23/2019		10,000	11,769,790
JPMorgan Chase & Co.	6.75%	—	(e)	12,000	12,690,000
JPMorgan Chase & Co.	7.90%	—	(e)	5,000	5,675,000
LBG Capital No.1 plc†(h)	8.00%	—	(e)	7,500	8,077,500
M&T Bank Corp.	6.45%	—	(e)	8,300	8,652,750
Macquarie Group Ltd. (Australia)†(b)	6.00%	1/14/2020		10,000	11,103,760
Nordea Bank AB (Sweden)†(b)	4.25%	9/21/2022		9,000	9,096,021
Regions Bank	6.45%	6/26/2037		6,650	7,301,727
Regions Bank	7.50%	5/15/2018		9,942	11,758,304
Royal Bank of Scotland Group plc (United Kingdom)(b)	6.125%	12/15/2022		5,700	5,989,634
Royal Bank of Scotland Group plc (United Kingdom)(b)	7.64%	—	(e)	10,000	10,200,000
Santander UK plc (United Kingdom)†(b)	5.00%	11/7/2023		5,250	5,411,448
SVB Financial Group	5.375%	9/15/2020		9,350	10,404,689
Synovus Financial Corp.	7.875%	2/15/2019		7,750	8,835,000
Wachovia Capital Trust III	5.57%	—	(e)	15,000	14,493,750
Washington Mutual Bank(c)	6.875%	6/15/2011		22,500	2,250
Total					184,443,704

Beverages 0.21%

Constellation Brands, Inc.	3.75%	5/1/2021		4,700	4,606,000
Constellation Brands, Inc.	4.25%	5/1/2023		14,350	14,063,000
Total					18,669,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokerage 0.43%

Cantor Fitzgerald LP†	7.875%	10/15/2019	$12,655	$13,442,141
Raymond James Financial, Inc.	8.60%	8/15/2019	20,000	25,333,360
Total				38,775,501

Building & Construction 0.64%

K. Hovnanian Enterprises, Inc.	5.00%	11/1/2021	5,779	5,229,995
KB Home	9.10%	9/15/2017	15,000	17,775,000
Lennar Corp.	4.125%	12/1/2018	5,500	5,637,500
Lennar Corp.	12.25%	6/1/2017	9,500	12,255,000
Ryland Group, Inc. (The)	5.375%	10/1/2022	8,500	8,478,750
Taylor Morrison Communities, Inc./Monarch Communities, Inc.†	5.25%	4/15/2021	8,500	8,627,500
Total				58,003,745

Building Materials 0.88%

American Builders & Contractors Supply Co., Inc.†	5.625%	4/15/2021	3,700	3,838,750
HD Supply, Inc.	7.50%	7/15/2020	7,750	8,495,937
Interline Brands, Inc. PIK	10.00%	11/15/2018	2,675	2,922,438
Masco Corp.	7.125%	3/15/2020	12,000	13,920,000
Owens Corning, Inc.	4.20%	12/15/2022	10,000	9,935,130
Owens Corning, Inc.	9.00%	6/15/2019	15,000	18,602,415
RSI Home Products, Inc.†	6.875%	3/1/2018	5,000	5,387,500
USG Corp.†	5.875%	11/1/2021	2,500	2,665,625
WESCO Distribution, Inc.†	5.375%	12/15/2021	13,603	13,943,075
Total				79,710,870

Chemicals 2.16%

Ashland, Inc.	4.75%	8/15/2022	7,500	7,396,875
Axiall Corp.†	4.875%	5/15/2023	14,000	13,790,000
Braskem Finance Ltd.	6.45%	2/3/2024	2,440	2,504,050
CF Industries, Inc.	3.45%	6/1/2023	5,000	4,828,115
Chemtura Corp.	5.75%	7/15/2021	14,000	14,595,000
Dow Chemical Co. (The)	8.55%	5/15/2019	10,000	12,818,260
Eagle Spinco, Inc.†	4.625%	2/15/2021	22,075	21,909,437
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance ULC	8.875%	2/1/2018	9,000	9,405,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Chemicals (continued)

Huntsman International LLC	8.625%	3/15/2020	$15,000	$16,537,500
INEOS Finance plc (United Kingdom)†(b)	7.50%	5/1/2020	7,200	7,929,000
INEOS Group Holdings SA (Luxembourg)†(b)	6.125%	8/15/2018	2,900	3,019,625
LyondellBasell Industries NV (Netherlands)(b)	6.00%	11/15/2021	2,000	2,346,364
Methanex Corp. (Canada)(b)	5.25%	3/1/2022	9,900	10,737,154
NewMarket Corp.	4.10%	12/15/2022	6,780	6,682,382
NOVA Chemicals Corp. (Canada)†(b)	5.25%	8/1/2023	3,625	3,892,344
Nufarm Australia Ltd. (Australia)†(b)	6.375%	10/15/2019	12,000	12,465,000
PetroLogistics LP/PetroLogistics Finance Corp.	6.25%	4/1/2020	5,200	5,239,000
Phibro Animal Health Corp.†	9.25%	7/1/2018	16,300	17,441,000
Rockwood Specialties Group, Inc.	4.625%	10/15/2020	10,000	10,375,000
TPC Group, Inc.†	8.75%	12/15/2020	10,000	11,012,500
Total				194,923,606

Computer Hardware 0.45%

Entegris, Inc.†(g)	6.00%	4/1/2022	8,000	8,200,000
NCR Corp.†	5.875%	12/15/2021	2,225	2,352,938
NCR Corp.†	6.375%	12/15/2023	12,000	12,810,000
Seagate HDD Cayman	6.875%	5/1/2020	8,000	8,730,000
SunGard Availability Services Capital, Inc.†	8.75%	4/1/2022	8,300	8,351,875
Total				40,444,813

Consumer/Commercial/Lease Financing 2.73%

Air Lease Corp.	3.875%	4/1/2021	9,700	9,748,500
Air Lease Corp.	4.75%	3/1/2020	16,500	17,572,500
Aircastle Ltd.	6.25%	12/1/2019	5,000	5,425,000
CIT Group, Inc.	5.00%	8/15/2022	45,000	46,884,555
Discover Financial Services	3.85%	11/21/2022	14,681	14,437,442
International Lease Finance Corp.	6.25%	5/15/2019	10,000	11,075,000
International Lease Finance Corp.	8.25%	12/15/2020	6,100	7,393,139
International Lease Finance Corp.	8.75%	3/15/2017	34,000	40,035,000
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	7/1/2021	24,160	22,891,600
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%	6/1/2022	14,425	13,451,313
Nationstar Mortgage LLC/Nationstar Capital Corp.	7.875%	10/1/2020	12,000	12,180,000
Provident Funding Associates LP/PFG Finance Corp.†	6.75%	6/15/2021	10,950	11,004,750
SLM Corp.	4.875%	6/17/2019	5,900	6,017,351
SLM Corp.	5.50%	1/15/2019	15,400	16,343,296
SLM Corp.	8.45%	6/15/2018	10,000	11,812,500
Total				246,271,946

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
ConsumerProducts 0.81%

Avon Products, Inc.	4.60%	3/15/2020	$5,680	$5,781,485
Avon Products, Inc.	5.00%	3/15/2023	7,000	7,025,179
Elizabeth Arden, Inc.	7.375%	3/15/2021	27,700	29,916,000
Prestige Brands, Inc.†	5.375%	12/15/2021	12,500	12,859,375
Spectrum Brands, Inc.	6.375%	11/15/2020	11,350	12,343,125
Spectrum Brands, Inc.	6.625%	11/15/2022	5,000	5,468,750
Total				73,393,914

Department Stores 0.08%

Bon-Ton Department Stores, Inc. (The)	8.00%	6/15/2021	7,800	7,575,750

Diversified Capital Goods 1.69%

Accudyne Industries Borrower/Accudyne Industries LLC (Luxembourg)†(b)	7.75%	12/15/2020	20,000	21,650,000
Actuant Corp.	5.625%	6/15/2022	9,455	9,904,113
Anixter, Inc.	5.625%	5/1/2019	11,300	12,091,000
Artesyn Escrow, Inc.†	9.75%	10/15/2020	14,000	13,300,000
BC Mountain LLC/BC Mountain Finance, Inc.†	7.00%	2/1/2021	5,000	4,975,000
Belden, Inc.†	5.50%	9/1/2022	15,000	15,262,500
Mueller Water Products, Inc.	7.375%	6/1/2017	10,800	11,097,000
Park-Ohio Industries, Inc.	8.125%	4/1/2021	11,400	12,768,000
SPX Corp.	6.875%	9/1/2017	21,000	23,940,000
Unifrax I LLC/Unifrax Holding Co.†	7.50%	2/15/2019	6,175	6,576,375
Valmont Industries, Inc.	6.625%	4/20/2020	17,500	20,346,672
Total				151,910,660

Electric: Generation 0.61%

DPL, Inc.	7.25%	10/15/2021	15,725	16,314,688
GenOn Americas Generation LLC	9.125%	5/1/2031	10,000	9,475,000
NRG Energy, Inc.†	6.25%	7/15/2022	10,000	10,325,000
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	17,485	18,752,662
Total				54,867,350

Electric: Integrated 0.83%

AES Corp. (The)	4.875%	5/15/2023	7,000	6,720,000
AES Corp. (The)	8.00%	10/15/2017	1,521	1,804,286
Black Hills Corp.	5.875%	7/15/2020	8,000	9,176,296
Duquesne Light Holdings, Inc.†	6.40%	9/15/2020	20,500	23,897,137
National Fuel Gas Co.	4.90%	12/1/2021	4,000	4,282,020
National Fuel Gas Co.	6.50%	4/15/2018	20,000	22,962,760
National Fuel Gas Co.	8.75%	5/1/2019	5,000	6,275,760
Total				75,118,259

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Electronics 1.06%

Advanced Micro Devices, Inc.	7.75%	8/1/2020	$12,000	$12,360,000
Freescale Semiconductor, Inc.†	6.00%	1/15/2022	18,000	19,147,500
Freescale Semiconductor, Inc.	10.75%	8/1/2020	25,360	29,544,400
Jabil Circuit, Inc.	4.70%	9/15/2022	10,000	9,937,500
Magnachip Semiconductor Corp. (South Korea)(b)	6.625%	7/15/2021	8,000	8,000,000
Micron Technology, Inc.†	5.875%	2/15/2022	7,800	8,190,000
Sensata Technologies BV (Netherlands)†(b)	6.50%	5/15/2019	7,550	8,125,687
Total				95,305,087

Energy: Exploration & Production 7.64%

Antero Resources Finance Corp.†	5.375%	11/1/2021	12,000	12,187,500
Antero Resources Finance Corp.	7.25%	8/1/2019	6,500	6,955,000
Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.	7.75%	1/15/2021	20,000	21,100,000
Berry Petroleum Co. LLC	6.375%	9/15/2022	6,300	6,552,000
Berry Petroleum Co. LLC	6.75%	11/1/2020	21,000	22,260,000
BreitBurn Energy Partners LP/BreitBurn Finance Corp.	7.875%	4/15/2022	26,000	28,275,000
Chaparral Energy, Inc.	7.625%	11/15/2022	13,850	15,061,875
Chaparral Energy, Inc.	8.25%	9/1/2021	19,400	21,437,000
Concho Resources, Inc.	5.50%	4/1/2023	28,400	29,678,000
Concho Resources, Inc.	7.00%	1/15/2021	10,700	11,850,250
Continental Resources, Inc.	4.50%	4/15/2023	8,000	8,300,384
Continental Resources, Inc.	8.25%	10/1/2019	15,000	16,181,250
CrownRock LP/CrownRock Finance, Inc.†	7.125%	4/15/2021	18,250	19,436,250
Diamondback Energy, Inc.†	7.625%	10/1/2021	15,000	16,275,000
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	22,000	23,705,000
Forest Oil Corp.	7.25%	6/15/2019	13,120	11,562,000
Halcon Resources Corp.	8.875%	5/15/2021	3,500	3,648,750
Halcon Resources Corp.	9.75%	7/15/2020	15,800	17,103,500
Kerr-McGee Corp.	6.95%	7/1/2024	12,900	15,672,236
Kodiak Oil & Gas Corp.	5.50%	1/15/2021	14,000	14,437,500
Kodiak Oil & Gas Corp.	8.125%	12/1/2019	19,165	21,345,019
Laredo Petroleum, Inc.†	5.625%	1/15/2022	5,400	5,474,250
Laredo Petroleum, Inc.	7.375%	5/1/2022	7,000	7,805,000
Legacy Reserves LP/Legacy Reserves Finance Corp.	6.625%	12/1/2021	9,500	9,523,750
Legacy Reserves LP/Legacy Reserves Finance Corp.	8.00%	12/1/2020	19,400	20,855,000
MEG Energy Corp. (Canada)†(b)	6.375%	1/30/2023	4,100	4,264,000
MEG Energy Corp. (Canada)†(b)	6.50%	3/15/2021	18,750	19,828,125
Newfield Exploration Co.	5.625%	7/1/2024	28,000	29,190,000
Oasis Petroleum, Inc.	6.50%	11/1/2021	7,500	8,100,000
Oasis Petroleum, Inc.	7.25%	2/1/2019	18,275	19,645,625
OGX Austria GmbH (Austria)†(b)(c)	8.50%	6/1/2018	20,000	1,100,000
Pacific Rubiales Energy Corp. (Canada)†(b)	5.125%	3/28/2023	9,300	9,090,750
PDC Energy, Inc.	7.75%	10/15/2022	17,800	19,580,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Energy: Exploration & Production (continued)

Plains Exploration & Production Co.	6.50%	11/15/2020	$22,250	$24,614,062
Plains Exploration & Production Co.	6.75%	2/1/2022	6,200	6,882,000
QEP Resources, Inc.	6.80%	3/1/2020	10,000	10,812,500
QEP Resources, Inc.	6.875%	3/1/2021	8,000	8,840,000
Quicksilver Resources, Inc.	7.125%	4/1/2016	10,000	9,375,000
Range Resources Corp.	5.00%	3/15/2023	13,600	13,838,000
SM Energy Co.	6.50%	11/15/2021	12,000	13,020,000
SM Energy Co.	6.50%	1/1/2023	5,050	5,416,125
SM Energy Co.	6.625%	2/15/2019	18,700	20,102,500
Stone Energy Corp.	7.50%	11/15/2022	38,000	41,325,000
Ultra Petroleum Corp.†	5.75%	12/15/2018	5,000	5,262,500
W&T Offshore, Inc.	8.50%	6/15/2019	10,275	11,148,375
WPX Energy, Inc.	6.00%	1/15/2022	20,000	20,600,000
Total				688,716,076

Environmental 0.39%

ADS Waste Holdings, Inc.	8.25%	10/1/2020	5,000	5,462,500
Clean Harbors, Inc.	5.25%	8/1/2020	12,500	12,937,500
Covanta Holding Corp.	5.875%	3/1/2024	16,175	16,511,214
Total				34,911,214
Food & Drug Retailers 0.88%

Cencosud SA (Chile)†(b)	4.875%	1/20/2023	4,650	4,521,279
Ingles Markets, Inc.	5.75%	6/15/2023	5,000	5,025,000
New Albertson’s, Inc.	7.45%	8/1/2029	3,500	2,835,000
New Albertson’s, Inc.	7.75%	6/15/2026	9,290	7,664,250
Rite Aid Corp.†	6.875%	12/15/2028	3,150	3,102,750
Rite Aid Corp.	7.70%	2/15/2027	32,000	34,880,000
Tops Holding Corp./Tops Markets LLC	8.875%	12/15/2017	10,000	10,975,000
Tops Holding II Corp.	8.75%	6/15/2018	9,750	10,225,312
Total				79,228,591

Food: Wholesale 1.83%

B&G Foods, Inc.	4.625%	6/1/2021	20,000	19,825,000
Big Heart Pet Brands	7.625%	2/15/2019	12,462	12,999,424
BRF SA (Brazil)†(b)	3.95%	5/22/2023	6,000	5,370,000
Bumble Bee Holdco SCA PIK (Luxembourg)†(b)	9.625%	3/15/2018	5,725	6,025,563
Diamond Foods, Inc.†	7.00%	3/15/2019	12,000	12,450,000
Hawk Acquisition Sub, Inc.†	4.25%	10/15/2020	10,000	9,862,500
Ingredion, Inc.	4.625%	11/1/2020	8,000	8,497,208
Land O’Lakes, Inc.†	6.00%	11/15/2022	9,750	10,383,750
Michael Foods Holding, Inc. PIK†	8.50%	7/15/2018	4,700	4,923,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Food: Wholesale (continued)

Post Holdings, Inc.	7.375%	2/15/2022	$16,500	$17,820,000
Shearer’s Foods LLC/Chip Finance Corp.†	9.00%	11/1/2019	7,000	7,682,500
Smithfield Foods, Inc.	6.625%	8/15/2022	4,710	5,110,350
US Foods, Inc.	8.50%	6/30/2019	22,300	24,156,475
Viterra, Inc. (Canada)†(b)	5.95%	8/1/2020	18,250	20,086,278
Total				165,192,298

Forestry/Paper 0.33%

Louisiana-Pacific Corp.	7.50%	6/1/2020	8,000	8,900,000
Millar Western Forest Products Ltd. (Canada)(b)	8.50%	4/1/2021	10,000	10,575,000
Rock-Tenn Co.	4.90%	3/1/2022	3,248	3,478,722
Weyerhaeuser Co.	7.375%	10/1/2019	5,450	6,632,116
Total				29,585,838

Gaming 1.64%

CCM Merger, Inc.†	9.125%	5/1/2019	12,000	12,840,000
Graton Economic Development Authority†	9.625%	9/1/2019	20,725	23,781,937
MCE Finance Ltd. (Macao)†(b)	5.00%	2/15/2021	18,000	18,090,000
Mohegan Tribal Gaming Authority	9.75%	9/1/2021	7,800	8,736,000
MTR Gaming Group, Inc.	11.50%	8/1/2019	8,200	9,307,000
Peninsula Gaming LLC/Peninsula Gaming Corp.†	8.375%	2/15/2018	12,000	13,020,000
Pinnacle Entertainment, Inc.	7.75%	4/1/2022	7,500	8,118,750
PNK Finance Corp.†	6.375%	8/1/2021	13,700	14,316,500
River Rock Entertainment Authority (The)	9.00%	11/1/2018	10,368	7,205,760
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp.†	9.50%	6/15/2019	10,160	11,188,700
Sugarhouse HSP Gaming Prop. Mezz. LP/Sugarhouse HSP Gaming Finance Corp.†	6.375%	6/1/2021	16,000	15,840,000
Wynn Las Vegas LLC/Capital Corp.	5.375%	3/15/2022	5,300	5,558,375
Total				148,003,022

Gas Distribution 3.28%

Access Midstream Partners LP/ACMP Finance Corp.	6.125%	7/15/2022	5,000	5,406,250
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.	6.00%	12/15/2020	3,650	3,841,625
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.†	6.125%	3/1/2022	7,200	7,560,000
El Paso LLC	6.50%	9/15/2020	13,375	14,743,129
El Paso LLC	7.25%	6/1/2018	10,000	11,425,870
El Paso LLC	7.75%	1/15/2032	10,000	10,745,280

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Gas Distribution (continued)

Energy Transfer Partners LP	5.20%	2/1/2022	$22,100	$23,894,675
Ferrellgas LP/Ferrellgas Finance Corp.	6.50%	5/1/2021	12,000	12,630,000
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp.	8.625%	6/15/2020	9,750	10,408,125
Florida Gas Transmission Co. LLC†	7.90%	5/15/2019	7,700	9,474,265
Hiland Partners LP/Hiland Partners Finance Corp.†	7.25%	10/1/2020	13,075	14,284,437
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	19,000	20,217,729
Kinder Morgan Finance Co. LLC†	6.00%	1/15/2018	15,000	16,312,500
Kinder Morgan, Inc.†	5.00%	2/15/2021	5,000	5,032,070
LBC Tank Terminals Holding Netherlands BV (Belgium)†(b)	6.875%	5/15/2023	7,900	8,472,750
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	5.50%	2/15/2023	13,250	13,680,625
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.25%	6/15/2022	3,153	3,421,005
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.	6.75%	11/1/2020	17,000	18,487,500
Panhandle Eastern Pipeline Co. LP	7.00%	6/15/2018	7,600	8,804,949
Panhandle Eastern Pipeline Co. LP	8.125%	6/1/2019	13,800	16,711,538
Regency Energy Partners LP/Regency Energy Finance Corp.	4.50%	11/1/2023	5,500	5,142,500
Regency Energy Partners LP/Regency Energy Finance Corp.	5.875%	3/1/2022	5,800	6,032,000
Sabine Pass Liquefaction LLC	5.625%	2/1/2021	10,000	10,362,500
Suburban Propane Partners LP/Suburban Energy Finance Corp.	7.375%	8/1/2021	16,220	17,963,650
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	5.875%	10/1/2020	8,525	8,951,250
Tesoro Logistics LP/Tesoro Logistics Finance Corp.†	5.875%	10/1/2020	3,475	3,648,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.	6.125%	10/15/2021	7,800	8,307,000
Total				295,961,972

Health Facilities 3.88%

Amsurg Corp.	5.625%	11/30/2020	10,860	11,348,700
Capella Healthcare, Inc.	9.25%	7/1/2017	14,125	15,043,125
CHS/Community Health Systems, Inc.†	5.125%	8/1/2021	7,800	8,034,000
CHS/Community Health Systems, Inc.†	6.875%	2/1/2022	15,000	15,750,000
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	45,000	49,668,750
DaVita HealthCare Partners, Inc.	5.75%	8/15/2022	27,000	28,856,250
Dignity Health	4.50%	11/1/2042	8,400	7,471,380
HCA Holdings, Inc.	6.25%	2/15/2021	5,000	5,365,000
HCA Holdings, Inc.	7.75%	5/15/2021	40,000	44,200,000
HCA, Inc.	5.00%	3/15/2024	7,000	7,030,625
HCA, Inc.	6.50%	2/15/2020	10,000	11,225,000
HCA, Inc.	7.50%	2/15/2022	22,000	25,190,000
HCA, Inc.	7.69%	6/15/2025	9,020	9,673,950
HealthSouth Corp.	8.125%	2/15/2020	21,000	22,837,500
Kindred Healthcare, Inc.†(g)	6.375%	4/15/2022	7,900	7,959,250
LifePoint Hospitals, Inc.†	5.50%	12/1/2021	10,000	10,400,000
Omega Healthcare Investors, Inc.†	4.95%	4/1/2024	7,800	7,673,437
Omega Healthcare Investors, Inc.	6.75%	10/15/2022	6,900	7,555,500
Omega Healthcare Investors, Inc.	7.50%	2/15/2020	7,750	8,428,125
Tenet Healthcare Corp.	8.125%	4/1/2022	36,600	40,992,000
Tenet Healthcare Corp.	9.25%	2/1/2015	5,000	5,312,500
Total				350,015,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Health Services 0.36%

STHI Holding Corp.†	8.00%	3/15/2018	$12,500	$13,265,625
Truven Health Analytics, Inc.	10.625%	6/1/2020	17,000	19,380,000
Total				32,645,625

Hotels 0.71%

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.†	5.625%	10/15/2021	15,000	15,703,125
Host Hotels & Resorts LP	5.25%	3/15/2022	7,500	8,173,590
Playa Resorts Holding BV (Netherlands)†(b)	8.00%	8/15/2020	14,000	15,190,000
RHP Hotel Properties LP/RHP Finance Corp.	5.00%	4/15/2021	5,000	5,062,500
Starwood Hotels & Resorts Worldwide, Inc.	6.75%	5/15/2018	8,500	9,840,849
Wyndham Worldwide Corp.	3.90%	3/1/2023	10,000	9,815,510
Total				63,785,574

Household & Leisure Products 0.15%

Serta Simmons Holdings LLC†	8.125%	10/1/2020	12,000	13,245,000

Insurance Brokerage 0.36%

A-S Co-Issuer Subsidiary, Inc./A-S Merger Sub LLC†	7.875%	12/15/2020	11,200	12,040,000
Hockey Merger Sub 2, Inc.†	7.875%	10/1/2021	12,000	12,870,000
Trinity Acquisition plc (United Kingdom)(b)	4.625%	8/15/2023	7,800	7,969,595
Total				32,879,595

Integrated Energy 0.32%

Alta Wind Holdings LLC†	7.00%	6/30/2035	10,211	11,240,103
LUKOIL International Finance BV (Netherlands)†(b)	6.656%	6/7/2022	9,000	9,607,500
Rosneft Oil Co via Rosneft International Finance Ltd. (Ireland)†(b)	4.199%	3/6/2022	9,000	8,010,000
Total				28,857,603

Investments & Miscellaneous Financial Services 1.56%

Affiliated Managers Group, Inc.	4.25%	2/15/2024	17,500	17,640,507
Ares Capital Corp.	4.875%	11/30/2018	11,700	12,097,028
FMR LLC†	5.35%	11/15/2021	14,800	16,382,150
KKR Group Finance Co. LLC†	6.375%	9/29/2020	10,900	12,614,930
Legg Mason, Inc.	5.50%	5/21/2019	10,000	11,057,240
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.625%	3/15/2020	3,700	3,903,500
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	5.875%	3/15/2022	21,000	22,470,000
Nuveen Investments, Inc.†	9.125%	10/15/2017	23,800	25,287,500
Nuveen Investments, Inc.†	9.50%	10/15/2020	18,200	19,474,000
Total				140,926,855

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value
Leisure 0.43%

Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp.	5.25%	3/15/2021	$10,000	$10,175,000
MU Finance plc (United Kingdom)†(b)	8.375%	2/1/2017	14,110	14,779,900
Royal Caribbean Cruises Ltd.	5.25%	11/15/2022	10,000	10,300,000
Viking Cruises Ltd.†	8.50%	10/15/2022	3,000	3,420,000
Total				38,674,900

Life Insurance 0.36%

American Equity Investment Life Holding Co.	6.625%	7/15/2021	11,500	12,319,375
MetLife Capital Trust X†	9.25%	4/8/2038	15,075	19,823,625
Total				32,143,000

Machinery 1.26%

Cleaver-Brooks, Inc.†	8.75%	12/15/2019	10,500	11,655,000
Flowserve Corp.	3.50%	9/15/2022	3,880	3,780,206
Gardner Denver, Inc.†	6.875%	8/15/2021	15,500	16,042,500
Manitowoc Co., Inc. (The)	5.875%	10/15/2022	11,750	12,572,500
Manitowoc Co., Inc. (The)	8.50%	11/1/2020	25,000	28,187,500
Mcron Finance Sub LLC/Mcron Finance Corp.†	8.375%	5/15/2019	14,850	16,483,500
Milacron LLC/Mcron Finance Corp.†	7.75%	2/15/2021	10,000	10,850,000
Steelcase, Inc.	6.375%	2/15/2021	11,175	12,670,316
Waterjet Holdings, Inc.†	7.625%	2/1/2020	1,200	1,275,000
Total				113,516,522

Managed Care 0.32%

Centene Corp.	5.75%	6/1/2017	15,525	16,961,062
MPH Acquisition Holdings LLC†	6.625%	4/1/2022	11,850	12,190,688
Total				29,151,750

Media: Broadcast 0.87%

AMC Networks, Inc.	4.75%	12/15/2022	12,000	12,000,000
AMC Networks, Inc.	7.75%	7/15/2021	12,000	13,590,000
Clear Channel Communications, Inc.	5.50%	12/15/2016	3,500	3,360,000
Clear Channel Communications, Inc.	9.00%	12/15/2019	22,500	23,737,500
Clear Channel Communications, Inc.	11.25%	3/1/2021	17,500	19,556,250
Gray Television, Inc.	7.50%	10/1/2020	2,700	2,943,000
Univision Communications, Inc.†	5.125%	5/15/2023	3,525	3,621,937
Total				78,808,687

Media: Cable 3.29%

Cablevision Systems Corp.	5.875%	9/15/2022	28,000	28,700,000
CCO Holdings LLC/CCO Holdings Capital Corp.	5.25%	3/15/2021	8,100	8,201,250
CCO Holdings LLC/CCO Holdings Capital Corp.	8.125%	4/30/2020	17,500	19,206,250
CSC Holdings LLC	8.625%	2/15/2019	7,375	8,850,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Cable (continued)

DISH DBS Corp.	5.125%	5/1/2020	$35,600	$37,202,000
DISH DBS Corp.	5.875%	7/15/2022	15,000	16,050,000
DISH DBS Corp.	6.75%	6/1/2021	16,650	18,689,625
Harron Communications LP/Harron Finance Corp.†	9.125%	4/1/2020	6,600	7,491,000
Mediacom Broadband LLC/Mediacom Broadband Corp.	6.375%	4/1/2023	26,925	28,675,125
Mediacom LLC/Mediacom Capital Corp.	9.125%	8/15/2019	32,450	34,883,750
Nara Cable Funding Ltd. (Ireland)†(b)	8.875%	12/1/2018	8,550	9,351,562
Ono Finance II plc (Ireland)†(b)	10.875%	7/15/2019	7,075	7,924,000
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany)†(b)	5.50%	1/15/2023	23,000	23,575,000
UPCB Finance V Ltd.†	7.25%	11/15/2021	14,000	15,505,000
Virgin Media Finance plc (United Kingdom)(b)	8.375%	10/15/2019	15,000	16,125,000
Virgin Media Secured Finance plc (United Kingdom)†(b)	5.375%	4/15/2021	15,000	15,562,500
Total				295,992,062

Media: Diversified 0.28%

Netflix, Inc.	5.375%	2/1/2021	23,500	24,792,500

Media: Services 0.91%

Affinion Investments LLC†	13.50%	8/15/2018	8,000	8,160,000
CCO Holdings LLC/CCO Holdings Capital Corp.	5.75%	9/1/2023	11,500	11,471,250
Nielsen Co. Luxembourg SARL (The) (Luxembourg)†(b)	5.50%	10/1/2021	5,600	5,873,000
Nielsen Finance LLC/Nielsen Finance Co.(g)	5.00%	4/15/2022	15,700	15,817,750
Southern Graphics, Inc.†	8.375%	10/15/2020	10,200	10,888,500
WMG Acquisition Corp.†(g)	5.625%	4/15/2022	3,100	3,154,250
WMG Acquisition Corp.†	6.00%	1/15/2021	3,870	4,053,825
WMG Acquisition Corp.†(g)	6.75%	4/15/2022	13,500	13,651,875
WMG Acquisition Corp.	11.50%	10/1/2018	7,500	8,542,500
Total				81,612,950

Medical Products 0.95%

Biomet, Inc.	6.50%	8/1/2020	25,500	27,591,000
Grifols Worldwide Operations Ltd. (Ireland)†(b)	5.25%	4/1/2022	12,900	13,222,500
Kinetic Concepts, Inc./KCI USA, Inc.	10.50%	11/1/2018	7,500	8,653,125
Life Technologies Corp.	6.00%	3/1/2020	5,300	6,106,702
Mallinckrodt International Finance SA (Luxembourg)†(b)	4.75%	4/15/2023	17,000	16,196,750
Polymer Group, Inc.	7.75%	2/1/2019	12,750	13,706,250
Total				85,476,327

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) 0.79%

Arch Coal, Inc.	7.25%	6/15/2021	$15,000	$11,400,000
Arch Coal, Inc.†	8.00%	1/15/2019	6,700	6,716,750
Boart Longyear Management Pty Ltd. (Australia)†(b)	7.00%	4/1/2021	7,500	5,737,500
Cliffs Natural Resources, Inc.	5.90%	3/15/2020	5,000	5,222,055
Cloud Peak Energy Resource LLC/Cloud Peak Energy Finance Corp.	6.375%	3/15/2024	2,000	2,060,000
FMG Resources (August 2006) Pty Ltd. (Australia)†(b)	8.25%	11/1/2019	20,000	22,075,000
Imperial Metals Corp. (Canada)†(b)	7.00%	3/15/2019	1,600	1,638,000
Kinross Gold Corp. (Canada)†(b)	5.95%	3/15/2024	2,575	2,584,505
Mirabela Nickel Ltd. (Australia)†(b)(c)	8.75%	4/15/2018	14,350	3,659,250
Teck Resources Ltd. (Canada)(b)	4.75%	1/15/2022	4,675	4,797,251
Westmoreland Escrow Corp.†	10.75%	2/1/2018	4,700	5,146,500
Total				71,036,811

Monoline Insurance 0.11%

Fidelity National Financial, Inc.	6.60%	5/15/2017	8,650	9,817,041

Oil Field Equipment & Services 1.93%

Basic Energy Services, Inc.	7.75%	2/15/2019	8,000	8,630,000
Dresser-Rand Group, Inc.	6.50%	5/1/2021	16,000	17,160,000
FMC Technologies, Inc.	3.45%	10/1/2022	6,475	6,198,375
Gulfmark Offshore, Inc.	6.375%	3/15/2022	16,800	17,472,000
Hornbeck Offshore Services, Inc.	5.00%	3/1/2021	12,000	11,850,000
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020	20,000	21,000,000
Key Energy Services, Inc.	6.75%	3/1/2021	5,750	6,073,438
Offshore Group Investment Ltd.	7.125%	4/1/2023	6,200	6,339,500
Oil States International, Inc.	6.50%	6/1/2019	16,000	16,880,000
Precision Drilling Corp. (Canada)(b)	6.50%	12/15/2021	3,250	3,493,750
Precision Drilling Corp. (Canada)(b)	6.625%	11/15/2020	1,825	1,961,875
SEACOR Holdings, Inc.	7.375%	10/1/2019	19,750	22,317,500
Seadrill Ltd.†	6.625%	9/15/2020	20,000	20,600,000
SESI LLC	6.375%	5/1/2019	6,700	7,169,000
Trinidad Drilling Ltd. (Canada)†(b)	7.875%	1/15/2019	6,600	7,095,000
Total				174,240,438

Oil Refining & Marketing 0.40%

Tesoro Corp.	5.125%	4/1/2024	9,600	9,564,000
Tesoro Corp.	5.375%	10/1/2022	10,000	10,337,500
Tesoro Corp.	9.75%	6/1/2019	15,000	15,966,750
Total				35,868,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging 2.35%

AEP Industries, Inc.	8.25%	4/15/2019	$15,000	$15,956,250
Ball Corp.	4.00%	11/15/2023	12,000	11,280,000
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	46,570	51,925,550
Pactiv LLC	7.95%	12/15/2025	6,064	6,261,080
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	5.75%	10/15/2020	10,000	10,525,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.25%	2/15/2021	11,750	12,880,937
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018	50,000	52,500,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	9.875%	8/15/2019	8,225	9,232,563
Sealed Air Corp.†	6.875%	7/15/2033	25,000	25,250,000
Sealed Air Corp.†	8.375%	9/15/2021	13,500	15,609,375
Total				211,420,755

Pharmaceuticals 1.14%

Capsugel SA PIK (Luxembourg)†(b)	7.00%	5/15/2019	4,850	5,004,594
Endo Finance Co. LLC†	5.75%	1/15/2022	12,000	12,330,000
JLL/Delta Dutch Newco BV (Netherlands)†(b)	7.50%	2/1/2022	12,000	12,405,000
Par Pharmaceutical Cos., Inc.	7.375%	10/15/2020	23,100	25,121,250
Salix Pharmaceuticals Ltd.†	6.00%	1/15/2021	10,000	10,700,000
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	10,000	10,525,000
Valeant Pharmaceuticals International, Inc.†	6.375%	10/15/2020	20,000	21,700,000
Warner Chilcott Co. LLC/Warner Chilcott Finance LLC	7.75%	9/15/2018	5,000	5,343,750
Total				103,129,594

Printing & Publishing 0.15%

ProQuest LLC/ProQuest Notes Co.†	9.00%	10/15/2018	12,625	13,382,500

Property & Casualty 0.04%

Liberty Mutual Group, Inc.†	5.00%	6/1/2021	3,000	3,233,571

Railroads 0.43%

Florida East Coast Railway Corp.	8.125%	2/1/2017	20,000	20,925,000
Kansas City Southern de Mexico SA de CV (Mexico)(b)	2.35%	5/15/2020	11,750	11,099,579
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	6,250	6,375,000
Total				38,399,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Development & Management 0.19%

Brookfield Residential Properties, Inc. (Canada)†(b)	6.50%	12/15/2020	$9,000	$9,630,000
Jones Lang LaSalle, Inc.	4.40%	11/15/2022	7,200	7,048,368
Total				16,678,368

Real Estate Investment Trusts 1.14%

ARC Properties Operating Partnership LP/Clark Acquisition LLC†	3.00%	2/6/2019	8,850	8,819,538
DDR Corp.	7.875%	9/1/2020	11,000	13,679,952
Goodman Funding Pty Ltd. (Australia)†(b)	6.00%	3/22/2022	7,000	7,762,811
Goodman Funding Pty Ltd. (Australia)†(b)	6.375%	11/12/2020	10,000	11,376,140
Health Care REIT, Inc.	4.95%	1/15/2021	11,700	12,731,098
Health Care REIT, Inc.	6.125%	4/15/2020	10,000	11,477,040
Kilroy Realty LP	3.80%	1/15/2023	10,000	9,766,130
ProLogis LP	6.875%	3/15/2020	7,000	8,276,884
ProLogis LP(i)	8.65%	5/15/2016	8,150	8,897,122
Washington Real Estate Investment Trust	3.95%	10/15/2022	10,000	9,780,450
Total				102,567,165

Restaurants 0.08%

Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	6,700	6,783,750

Software/Services 3.53%

Alliance Data Systems Corp.†	6.375%	4/1/2020	53,000	56,710,000
BMC Software Finance, Inc.†	8.125%	7/15/2021	12,000	12,690,000
Ceridian Corp.	11.25%	11/15/2015	5,750	5,807,500
Dun & Bradstreet Corp. (The)	4.375%	12/1/2022	15,000	15,015,975
First Data Corp.†	8.25%	1/15/2021	34,900	38,041,000
First Data Corp.	11.25%	1/15/2021	14,325	16,420,031
First Data Corp.	12.625%	1/15/2021	35,200	42,064,000
iGATE Corp.†(g)	4.75%	4/15/2019	4,700	4,741,125
Infor US, Inc.	9.375%	4/1/2019	10,000	11,312,500
MasterCard, Inc.	3.375%	4/1/2024	9,900	9,904,663
NeuStar, Inc.	4.50%	1/15/2023	17,375	15,159,687
Serena Software, Inc.	10.375%	3/15/2016	5,923	5,967,423
Sophia LP/Sophia Finance, Inc.†	9.75%	1/15/2019	18,000	20,070,000
SunGard Data Systems, Inc.	6.625%	11/1/2019	25,000	26,562,500
SunGard Data Systems, Inc.	7.625%	11/15/2020	6,100	6,717,625
Syniverse Holdings, Inc.	9.125%	1/15/2019	12,500	13,656,250
VeriSign, Inc.	4.625%	5/1/2023	17,500	16,887,500
Total				317,727,779

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 2.92%

Brookstone Co., Inc.†(c)	13.00%	10/15/2014	$7,058	$3,881,900
Brown Shoe Co., Inc.	7.125%	5/15/2019	12,500	13,281,250
Chinos Intermediate Holdings A, Inc. PIK†	7.75%	5/1/2019	13,000	13,455,000
Claire’s Stores, Inc.†	7.75%	6/1/2020	6,000	4,650,000
Claire’s Stores, Inc.	8.875%	3/15/2019	12,500	11,687,500
Claire’s Stores, Inc.†	9.00%	3/15/2019	7,000	7,306,250
CST Brands, Inc.	5.00%	5/1/2023	12,000	11,850,000
DBP Holding Corp.†	7.75%	10/15/2020	28,320	27,328,800
J. Crew Group, Inc.	8.125%	3/1/2019	10,000	10,431,300
Limited Brands, Inc.	7.00%	5/1/2020	15,000	17,175,000
Limited Brands, Inc.	7.60%	7/15/2037	7,500	8,025,000
Limited Brands, Inc.	8.50%	6/15/2019	12,500	15,187,500
Michaels FinCo Holdings LLC/Michaels FinCo, Inc. PIK†	7.50%	8/1/2018	9,375	9,703,125
Michaels Stores, Inc.	7.75%	11/1/2018	7,400	7,945,750
Neiman Marcus Group Ltd. LLC†	8.00%	10/15/2021	26,500	29,249,375
PETCO Animal Supplies, Inc.†	9.25%	12/1/2018	10,000	10,775,000
PETCO Holdings, Inc. PIK†	8.50%	10/15/2017	5,000	5,106,350
QVC, Inc.†	3.125%	4/1/2019	4,150	4,128,735
QVC, Inc.	4.375%	3/15/2023	9,625	9,502,503
QVC, Inc.†	7.375%	10/15/2020	17,500	18,879,053
Sally Holdings LLC/Sally Capital, Inc.	5.50%	11/1/2023	7,800	7,956,000
Sally Holdings LLC/Sally Capital, Inc.	5.75%	6/1/2022	7,700	8,181,250
Toys “R” Us Property Co. II LLC	8.50%	12/1/2017	7,000	7,166,250
Total				262,852,891

Steel Producers/Products 0.88%

Allegheny Ludlum Corp.	6.95%	12/15/2025	10,000	11,056,160
Allegheny Technologies, Inc.	9.375%	6/1/2019	10,200	12,520,979
ArcelorMittal (Luxembourg)(b)	5.75%	8/5/2020	25,000	26,687,500
ArcelorMittal (Luxembourg)(b)	6.00%	3/1/2021	10,000	10,712,500
Essar Steel Algoma, Inc. (Canada)†(b)	9.375%	3/15/2015	6,000	5,970,000
Essar Steel Algoma, Inc. (Canada)†(b)	9.875%	6/15/2015	6,500	4,257,500
JMC Steel Group†	8.25%	3/15/2018	8,000	8,210,000
Total				79,414,639

Support: Services 2.46%

Ashtead Capital, Inc.†	6.50%	7/15/2022	3,600	3,933,000
Audatex North America, Inc.†	6.00%	6/15/2021	5,000	5,362,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	5.50%	4/1/2023	10,000	10,125,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.	9.75%	3/15/2020	5,500	6,359,375
Compiler Finance Sub, Inc.†	7.00%	5/1/2021	15,000	15,187,500
First Data Holdings, Inc. PIK†	14.50%	9/24/2019	8,226	7,773,810

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)

FTI Consulting, Inc.	6.00%	11/15/2022	$10,500	$10,762,500
FTI Consulting, Inc.	6.75%	10/1/2020	14,350	15,533,875
Hertz Corp. (The)	5.875%	10/15/2020	20,000	21,425,060
Hertz Corp. (The)	7.50%	10/15/2018	6,000	6,412,500
Iron Mountain, Inc.	5.75%	8/15/2024	20,000	19,575,000
Iron Mountain, Inc.	7.75%	10/1/2019	8,500	9,413,750
MasTec, Inc.	4.875%	3/15/2023	12,950	12,755,750
NES Rentals Holdings, Inc.†	7.875%	5/1/2018	7,800	8,424,000
Rent-A-Center, Inc.	4.75%	5/1/2021	5,000	4,687,500
Sotheby’s†	5.25%	10/1/2022	20,000	19,650,000
United Rentals North America, Inc.	5.75%	11/15/2024	10,175	10,264,031
United Rentals North America, Inc.	6.125%	6/15/2023	10,000	10,650,000
United Rentals North America, Inc.	7.625%	4/15/2022	10,000	11,262,500
United Rentals North America, Inc.	8.25%	2/1/2021	10,700	12,024,125
Total				221,581,776

Telecommunications Equipment 0.22%

Alcatel-Lucent USA, Inc.	6.45%	3/15/2029	10,000	9,600,000
Avaya, Inc.†	7.00%	4/1/2019	10,000	9,975,000
Total				19,575,000

Telecommunications: Integrated/Services 3.29%

CenturyLink, Inc.	6.15%	9/15/2019	5,000	5,431,250
CenturyLink, Inc.	6.45%	6/15/2021	30,000	32,400,000
CenturyLink, Inc.	6.75%	12/1/2023	14,000	14,927,500
DigitalGlobe, Inc.	5.25%	2/1/2021	18,500	18,361,250
Dycom Investments, Inc.	7.125%	1/15/2021	16,750	18,152,813
Equinix, Inc.	5.375%	4/1/2023	12,000	12,300,000
Equinix, Inc.	7.00%	7/15/2021	12,150	13,592,813
Frontier Communications Corp.	7.625%	4/15/2024	7,800	8,190,000
Frontier Communications Corp.	9.25%	7/1/2021	7,275	8,657,250
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(b)(c)	Zero Coupon	1/15/2015	15,000	1,500
Hughes Satellite Systems Corp.	7.625%	6/15/2021	27,500	31,143,750
Intelsat Jackson Holdings SA (Luxembourg)(b)	7.50%	4/1/2021	22,175	24,447,937
Intelsat Luxembourg SA (Luxembourg)†(b)	7.75%	6/1/2021	17,075	18,035,469
Intelsat Luxembourg SA (Luxembourg)†(b)	8.125%	6/1/2023	10,000	10,637,500
Sable International Finance Ltd.†	8.75%	2/1/2020	12,500	14,156,250
SES SA (Luxembourg)†(b)	3.60%	4/4/2023	8,600	8,358,039
Softbank Corp. (Japan)†(b)	4.50%	4/15/2020	13,400	13,400,000
Verizon Communications, Inc.	3.45%	3/15/2021	11,725	11,903,806
Verizon Communications, Inc.	5.15%	9/15/2023	9,850	10,799,402
ViaSat, Inc.	6.875%	6/15/2020	10,000	10,775,000
Windstream Corp.	7.50%	4/1/2023	10,000	10,550,000
Total				296,221,529

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireless 4.60%

American Tower Corp.	4.70%	3/15/2022	$20,300	$21,245,919
CC Holdings GS V LLC/Crown Castle GS III Corp.	3.849%	4/15/2023	15,310	14,921,218
Clearwire Communications LLC/Clearwire Finance, Inc.†	14.75%	12/1/2016	2,000	2,657,500
Cricket Communications, Inc.	7.75%	10/15/2020	20,000	22,895,000
Crown Castle International Corp.	5.25%	1/15/2023	10,000	10,212,500
Digicel Group Ltd. (Jamaica)†(b)(g)	7.125%	4/1/2022	8,500	8,616,875
Digicel Group Ltd. (Jamaica)†(b)	8.25%	9/30/2020	11,700	12,548,250
Digicel Group Ltd. (Jamaica)†(b)	10.50%	4/15/2018	18,432	19,630,080
Digicel Ltd. (Jamaica)†(b)	7.00%	2/15/2020	16,500	17,242,500
MetroPCS Wireless, Inc.	6.625%	11/15/2020	15,000	16,068,750
Millicom International Cellular SA (Luxembourg)†(b)	4.75%	5/22/2020	5,350	5,256,375
NII Capital Corp.	7.625%	4/1/2021	8,300	2,365,500
SBA Telecommunications, Inc.	5.75%	7/15/2020	12,000	12,630,000
SBA Telecommunications, Inc.	8.25%	8/15/2019	5,000	5,331,250
Sprint Capital Corp.	6.90%	5/1/2019	37,500	41,343,750
Sprint Communications, Inc.†	7.00%	3/1/2020	10,000	11,575,000
Sprint Communications, Inc.	7.00%	8/15/2020	12,000	13,140,000
Sprint Corp.†	7.25%	9/15/2021	15,600	17,062,500
Sprint Corp.†	7.875%	9/15/2023	28,500	31,421,250
T-Mobile USA, Inc.	6.125%	1/15/2022	9,700	10,197,125
T-Mobile USA, Inc.	6.50%	1/15/2024	20,000	21,000,000
T-Mobile USA, Inc.	6.542%	4/28/2020	20,000	21,600,000
Telemovil Finance Co., Ltd. (El Salvador)†(b)	8.00%	10/1/2017	11,450	12,294,437
Vimpel Communications via VIP Finance Ireland Ltd. OJSC (Luxembourg)†(b)	7.748%	2/2/2021	8,550	8,838,563
Wind Acquisition Finance SA (Italy)†(b)	7.25%	2/15/2018	8,500	9,010,000
Wind Acquisition Finance SA (Italy)†(b)	11.75%	7/15/2017	34,000	35,870,000
Wind Acquisition Holdings Finance SA PIK (Italy)†(b)	12.25%	7/15/2017	9,315	9,803,971
Total				414,778,313

Theaters & Entertainment 0.35%

Activision Blizzard, Inc.†	5.625%	9/15/2021	15,800	16,945,500
Activision Blizzard, Inc.†	6.125%	9/15/2023	6,300	6,874,875
Regal Entertainment Group	5.75%	3/15/2022	7,500	7,743,750
Total				31,564,125

Transportation (Excluding Air/Rail) 0.15%

Great Lakes Dredge & Dock Corp.	7.375%	2/1/2019	13,000	13,682,500
Total High Yield Corporate Bonds (cost $6,750,866,274)				7,073,115,684

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
MUNICIPAL BOND 0.19%

Other Revenue

NYC Indus Dev Agy, NY† (cost $12,000,000)	11.00%	3/1/2029	$12,000	$16,759,200

NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.11%

JPMorgan Chase Commercial Mortgage Securities Corp. 2014-FL4 D† (cost $9,975,000)	3.253%	12/15/2030	10,000	9,915,230

PREFERRED STOCKS 0.45%	Dividend Rate		Shares (000)

Agency/Government Related 0.06%

Fannie Mae	Zero Coupon		481	5,045,072

Banking 0.32%

GMAC Capital Trust I	8.125%		275	7,507,500
Texas Capital Bancshares, Inc.	6.50%		467	11,009,400
U.S. Bancorp	3.50%		13	10,526,750
Total				29,043,650

Property & Casualty 0.07%

Allstate Corp. (The)	5.10%		274	6,828,576
Total Preferred Stocks (cost $46,662,262)				40,917,298

	Exercise Price	Expiration Date
WARRANTS 0.04%

Auto Parts & Equipment 0.04%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	84	3,674,132

Media: Broadcast 0.00%

ION Media Networks, Inc.*(j)	687.00	12/18/2016	2	191,178
ION Media Networks, Inc.*(j)	500.00	12/18/2016	2	193,629
Total				384,807
Total Warrants (cost $10,926,080)				4,058,939
Total Long-Term Investments (cost $8,306,426,968)				8,818,087,693

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
SHORT-TERM INVESTMENTS 1.65%

CONVERTIBLE BOND 0.08%

Health Services

LifePoint Hospitals, Inc. (cost $7,580,735)	3.50%	5/15/2014	$7,000	$7,446,250

REPURCHASE AGREEMENT 1.57%

Repurchase Agreement dated 3/31/2014, Zero Coupon due 4/1/2014 with Fixed Income Clearing Corp. collateralized by $34,680,000 of U.S. Treasury Note at 0.625% due 8/31/2017; $112,340,000 of U.S. Treasury Note at 0.625% due 11/30/2017; and $15,000 of U.S. Treasury Note at 0.75% due 10/31/2017; value: $143,982,207 proceeds: $141,158,398 (cost $141,158,398)			141,158	141,158,398
Total Short-Term Investments (cost $148,739,133)				148,604,648
Total Investments in Securities 99.51% (cost $8,455,166,101)				8,966,692,341
Cash and Other Assets in Excess of Liabilities(k) 0.49%				43,899,034
Net Assets 100.00%				$9,010,591,375

CAD	Canadian dollar.
CHF	Swiss franc.
EUR	euro.
GBP	British pound.
ADR	American Depositary Receipt.
PIK	Payment-in-kind.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2014.
*	Non-income producing security.
~	Deferred interest debentures pay the stated rate, after which they pay a predetermined interest rate.
(a)	Investment in non-U.S. dollar denominated securities.
(b)	Foreign security traded in U.S. dollars.
(c)	Defaulted security.
(d)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate(s) in effect at March 31, 2014.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(g)	Securities purchased on a when-issued basis (See Note 2(g)).
(h)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer any time prior to December 29, 2049.
(i)	Security has been partially segregated to cover margin requirements for open futures contracts as of March 31, 2014.
(j)	Restricted securities of ION Media Networks, Inc. acquired through private placement are as follows:

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investment Type	Acquistion Date	Acquired Shares	Cost on Acquistion Date	Fair value per share at March 31, 2014
Warrant	April 15, 2011	1,950	$4,318,663	$98.04
Warrant	April 15, 2011	1,975	5,785,009	98.04

(k)	Cash and Other Assets in Excess of Liabilities include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts, futures contracts and total return swaps as follows:

Open Forward Foreign Currency Exchange Contracts at March 31, 2014:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Morgan Stanley	4/17/2014	220,000	$364,550	$366,731	$2,181
euro	Sell	Goldman Sachs	6/11/2014	35,830,000	49,651,386	49,355,594	295,792
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$297,973

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	Goldman Sachs	4/17/2014	5,380,000	$8,789,209	$8,968,245	$(179,036)

Open Futures Contracts at March 31, 2014:

Type	Expiration	Contracts	Position	Fair Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	June 2014	1,531	Short	$(189,078,500)	$1,564,250

Open Total Return Swap at March 31, 2014:

Swap Counterparty	Payment Made By The Fund On Contract Date	Payment To Be Received By The Fund At Termination Date	Reference Entity	Notional Amount	Termination Date	Fair Value
Deutsche Bank	$1,060,328	2,538 Convertible	OGX Petroleo e Gas S.A.	$1,060,328	2/11/2015	$1,060,328
		Debenture Units (Reference Entity)	Convertible Debentures (Brazil)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

The following is a summary of the inputs used as of March 31, 2014 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2		Level 3	Total
Asset-Backed Security	$—	$2,325,375		$—	$2,325,375
Common Stocks	375,681,578	—		—	375,681,578
Convertible Bonds	—	763,934,285		—	763,934,285
Convertible Preferred Stocks
Aerospace/Defense	28,957,950	—		—	28,957,950
Banking	43,912,754	—		—	43,912,754
Electric: Integrated	48,277,500	—		—	48,277,500
Energy: Exploration & Production	—	2,807,812		—	2,807,812
Food: Wholesale	—	11,103,750		—	11,103,750
Forestry/Paper	15,561,000	—		—	15,561,000
Investments & Miscellaneous Financial Services	—	19,293,750	(3)	—	19,293,750
Life Insurance	12,320,000	—		—	12,320,000
Metals/Mining (Excluding Steel)	4,146,000	—		—	4,146,000
Railroads	—	15,372,000		—	15,372,000
Real Estate Investment Trusts	22,659,900	—		—	22,659,900
Steel Producers/Products	6,714,400	—		—	6,714,400
Telecommunications: Integrated/Services	—	2,146,000		—	2,146,000
Telecommunications: Wireless	11,152,900	—		—	11,152,900
Floating Rate Loans	—	145,532,906		—	145,532,906
Foreign Bonds	—	40,137,659		—	40,137,659
Foreign Government Obligations	—	23,959,073		—	23,959,073
Government Sponsored Enterprises Pass-Throughs	—	84,771,000		—	84,771,000
High Yield Corporate Bonds
Automakers	—	52,643,813		1,500	52,645,313
Banking	—	184,441,454		2,250	184,443,704
Telecommunications: Integrated/Services	—	296,220,029		1,500	296,221,529
Other	—	6,539,805,138		—	6,539,805,138
Municipal Bonds	—	16,759,200		—	16,759,200
Non-Agency Commercial Mortgage-Backed Securities	—	9,915,230		—	9,915,230
Preferred Stocks
Banking	18,516,900	10,526,750		—	29,043,650
Other	11,873,648	—		—	11,873,648
Warrants	3,674,132	—		384,807	4,058,939
Repurchase Agreement	—	141,158,398		—	141,158,398
Total	$603,448,662	$8,362,853,622		$390,057	$8,966,692,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2014

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$—	$297,973	$—	$297,973
Liabilities	—	(179,036)	—	(179,036)
Futures Contracts
Assets	1,564,250	—	—	1,564,250
Liabilities	—	—	—	—
Total Return Swap
Assets	—	—	1,060,328	1,060,328
Liabilities	—	—	—	—
Total	$1,564,250	$118,937	$1,060,328	$2,743,515

(1)	Refer to note 2(j) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierachy.
(3)	As of March 31, 2014, AMG Capital Trust II was categorized as Level 2 due to limited market activity resulting in observable input pricing. During the period ended March 31, 2014, $16,637,000 was transferred from Level 1 to Level 2.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Floating Rate Loans	High Yield Corporate Bonds	Warrants	Total Return Swap
Balance as of January 1, 2014	$7,405,562	$5,250	$384,807	$—
Accrued discounts/premiums	7,705	—	—	—
Realized gain (loss)	41,846	—	—	—
Change in unrealized appreciation/depreciation	(116,662)	—	—	—
Purchases	—	—	—	1,060,328
Sales	(7,338,451)	—	—	—
Net transfers in or out of Level 3	—	—	—	—
Balance as of March 31, 2014	$—	$5,250	$384,807	$1,060,328

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices.

Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealer to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved by the Board. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Foreign Transactions-The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(d)	Forward Foreign Currency Exchange Contracts-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

Notes to Schedule of Investments (unaudited)(continued)

(e)	Futures Contracts-The Fund may purchase and sell futures contracts to enhance returns, to attempt to hedge some of its investment risk, or as a substitute position for holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(f)	Total Return Swaps-The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to its counterparty.

(g)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions-The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(h)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(i)	Floating Rate Loans-The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

Notes to Schedule of Investments (unaudited)(continued)

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of March 31, 2014, the Fund had the following unfunded loan commitments:

Security Name
Allied Security Holdings LLC 2nd Lien Delayed Draw Term Loan	$3,056,164
Entegris, Inc. Unsecured Bridge Loan	10,000,000
Ortho Clinical Diagnostics, Inc. Bridge Term Loan	23,000,000
Total	$36,056,164

(j)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2014 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts during the period ended March 31, 2014 (as described in note 2(d)). A forward foreign currency exchange contract reduces Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

Notes to Schedule of Investments (unaudited)(concluded)

The Fund entered into U.S. Treasury futures contracts during the period ended March 31, 2014 (as described in note 2(e)) to hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into a total return swap during the period ended March 31, 2014 (as described in note 2(f)) to obtain exposure to an issuer (the Reference Entity). The Fund’s use of total return swaps involves the risk that Lord Abbett will not accurately predict expectations of market value of the Reference Entity, and the Fund’s returns could be reduced as a result. The Fund’s risk of loss from counterparty credit risk is the notional value of the contract.

As of March 31, 2014 , the Fund had the following derivatives, grouped into appropriate risk categories that illustrate how and why the Fund uses derivative instruments:

Asset Derivatives	Interest Rate Contracts	Forward Foreign Currency Exchange Contracts	Total Return Contract	Fair Value
Forward Foreign Currency Exchange Contracts	$—	$297,973	$—	$297,973
Futures Contracts	1,564,250	—	—	1,564,250
Total Return Swap	—	—	1,060,328	1,060,328
Total	$1,564,250	$297,973	$1,060,328	$2,922,551
Liability Derivatives
Forward Foreign Currency Exchange Contracts	$—	$(179,036)	$—	$(179,036)
Total	$—	$(179,036)	$—	$(179,036)

4. FEDERAL TAX INFORMATION

As of March 31, 2014, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$8,472,167,099
Gross unrealized gain	652,301,964
Gross unrealized loss	(157,776,722)
Net unrealized security gain	$494,525,242

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of premium amortization, certain securities, certain distributions received and wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 22, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: May 22, 2014

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 22, 2014